Subsequent Events (Notes)	6 Months Ended
Jun. 30, 2021
Subsequent Events [Abstract]
Subsequent Events [Text Block]	Subsequent Events
On July 6, 2021, the Company entered into a Secured Promissory Note with Gryphon Digital Mining Inc. (the “Gryphon Note”), pursuant to which the Company loaned Gryphon the principal amount of $2.7 million. The Gryphon Note is secured by certain assets of Gryphon and bears interest at the rate of 9.5% per annum. The principal and interest accrue monthly and are due and payable monthly commencing September 30, 2021, and continuing until and including August 31, 2024.
On July 12, 2021, the Company entered into and closed on a Securities Purchase Agreement with two institutional investors (the “Purchasers”), for the issuance of an aggregate of $10.0 million worth of Series G Convertible Preferred Shares of the Company (the “Series G Preferred Shares”), and the issuance to the Purchasers of an aggregate of 2,000,000 warrants to purchase common shares of the Company, which such warrants have a term of three years, and an exercise price of $4.00 per share (the “Warrant”). Until the Company obtains the approval of its shareholders to do so, (i) the Series G Preferred Shares can only be converted into a maximum of 4,400,000 common shares and (ii) the Warrant may not be exercised.
On July 13, 2021, the Company filed articles of amendment to create a series of preferred shares, being, an unlimited number of Series G Preferred Shares and to provide for the rights, privileges, restrictions and conditions attaching thereto. Each shareholder of the Series G Preferred Shares, may, at any time, convert all or any part of the Series G Preferred Shares provided that after such conversion the common shares issuable, together with all the common shares held by the shareholder in the aggregate would not exceed 4.99% of the total number of outstanding common shares of the Company. This amount may be increased to 9.99% with 61 days’ notice to the Company.
Each Series G Preferred Share has a stated value of $1,000 and is convertible into the Company’s common shares at a conversion price equal to the lower of (i) 80% of the average of the three lowest volume weighted average price of the common stock during the ten trading days immediately preceding, but not including, the conversion date and (ii) $2.75; however, in no event shall the conversion price be lower than $1.00 per share. The Series G Preferred Shares are non-voting and pay dividends at a rate of 8.0% per annum, payable quarterly.
On July 31, 2021, the Company entered into an agreement (the “Hertford Agreement”) with Hertford Advisors Ltd. (“Hertford”), a privately held company that provides turnkey mining solutions, to provide a six-month exclusive right to assume all of Hertford’s rights to a number of bitcoin mining agreements (the “Bitcoin Agreements”) and the right to complete negotiations to secure a long-term contract for 200,000 square foot crypto mining facility (the “Mining Facility Agreement”). The Company has assumed and executed the first Bitcoin Agreement directly with the manufacturer, for the purchase of up to 60,000 new bitcoin mining machines, with deliveries to commence in November 2021 and continue over the course of the next ten months. In exchange for the assignment of the Bitcoin Agreements and the Mining Facility Agreement, for which the Company has the right, but not the obligation, to complete, and subject to receipt of all necessary regulatory approvals and execution of definitive agreements, the Company will issue to Hertford common shares, as well as shares of a new series of preferred shares of the Company, based upon the achievement of certain milestones. On August 12, 2021, the Company issued 4,500,000 common shares with a fair value of $17.6 million to Hertford in satisfaction of assignment of the Bitcoin Agreements and the Mining Facility Agreement to the Company. Additional consideration will be granted as other key milestones are achieved. The common shares issued by the Company are subject to lock up and leak out agreements for a period of two years, with the initial release starting on the six months anniversary of the Hertford Agreement.
On August 6, 2021, FBC Holdings sold 5,343,778 Series B Preferred Shares of the Company that they held to two investors. The investors immediately requested conversion of the Series B Preferred Shares and the Company issued 2,128,994 common shares of the Company effective August 6, 2021.
On August 9, 2021, FBC Holdings requested the conversion of the remaining outstanding Series B Preferred Shares and the Company issued 510,548 common shares of the Company to FBC Holdings.